Share-based payments - Disclosure of information concerning outstanding stock options (Details)	12 Months Ended
	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of year (in shares) | shares	5,211,472	6,882,845
Exercised (in shares) | shares	(1,333,876)	(1,646,044)
Forfeited (in shares) | shares	(12,575)	(23,626)
Expired (in shares) | shares	(2,494)	(1,703)
Outstanding, end of year (in shares) | shares	3,862,527	5,211,472
Exercisable, end of year (in shares) | shares	3,699,805	4,772,088
Outstanding, beginning of year (in CAD per share) | $ / shares	$ 70.21	$ 66.36
Excercised (in CAD per share) | $ / shares	57.38	53.65
Forfeited (in CAD per share) | $ / shares	97.84	99.78
Expired (in CAD per share) | $ / shares	98.65	102.70
Outstanding, end of year (in CAD per share) | $ / shares	74.53	70.21
Excercisable (in CAD per share) | $ / shares	$ 73.51	$ 67.46